Shareholder Fees (USD $)	12 Months Ended
Aug. 31, 2013
Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20
Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20
Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0